PORTFOLIO OF INVESTMENTS – as of April 30, 2021 (Unaudited)

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks – 39.1% of Net Assets
	Aerospace & Defense – 0.6%
24	Axon Enterprise, Inc.(a)	$3,639
147	Boeing Co. (The)(a)	34,443
55	General Dynamics Corp.	10,463
4	L3Harris Technologies, Inc.	837
36	Moog, Inc., Class A	3,116
58	Raytheon Technologies Corp.	4,828

		57,326

	Air Freight & Logistics – 0.4%
246	Expeditors International of Washington, Inc.	27,025
31	United Parcel Service, Inc., Class B	6,320

		33,345

	Airlines – 0.1%
13	Alaska Air Group, Inc.(a)	899
60	Delta Air Lines, Inc.(a)	2,815
352	JetBlue Airways Corp.(a)	7,167

		10,881

	Auto Components – 0.1%
9	Aptiv PLC(a)	1,295
13	BorgWarner, Inc.	632
237	Dana, Inc.	5,996
29	Visteon Corp.(a)	3,532

		11,455

	Automobiles – 0.3%
363	General Motors Co.(a)	20,771
30	Thor Industries, Inc.	4,248

		25,019

	Banks – 2.1%
92	Ameris Bancorp	4,976
152	BancorpSouth Bank	4,498
741	Bank of America Corp.	30,033
366	Citigroup, Inc.	26,074
106	Citizens Financial Group, Inc.	4,906
8	Comerica, Inc.	601
79	Cullen/Frost Bankers, Inc.	9,485
52	Fifth Third Bancorp	2,108
288	Fulton Financial Corp.	4,910
76	Huntington Bancshares, Inc.	1,164
144	International Bancshares Corp.	6,824
163	KeyCorp	3,547
27	M&T Bank Corp.	4,258
158	People’s United Financial, Inc.	2,865
60	PNC Financial Services Group, Inc. (The)	11,217
181	Regions Financial Corp.	3,946

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
133	TCF Financial Corp.	$6,054
69	Texas Capital Bancshares, Inc.(a)	4,735
199	Truist Financial Corp.	11,803
223	Trustmark Corp.	7,227
101	U.S. Bancorp	5,994
133	Webster Financial Corp.	7,037
371	Wells Fargo & Co.	16,714
61	Wintrust Financial Corp.	4,703

		185,679

	Beverages – 1.1%
151	Coca-Cola Co. (The)	8,151
79	Constellation Brands, Inc., Class A	18,985
590	Keurig Dr Pepper, Inc.	21,151
402	Monster Beverage Corp.(a)	39,014
54	PepsiCo, Inc.	7,785

		95,086

	Biotechnology – 0.8%
40	AbbVie, Inc.	4,460
38	Amgen, Inc.	9,106
11	Biogen, Inc.(a)	2,941
106	BioMarin Pharmaceutical, Inc.(a)	8,259
25	Gilead Sciences, Inc.	1,587
21	Ligand Pharmaceuticals, Inc.(a)	3,064
78	Regeneron Pharmaceuticals, Inc.(a)	37,541

		66,958

	Building Products – 0.3%
31	Carrier Global Corp.	1,351
28	Johnson Controls International PLC	1,745
23	Lennox International, Inc.	7,713
71	Owens Corning	6,873
42	Trex Co., Inc.(a)	4,536

		22,218

	Capital Markets – 2.6%
9	Ameriprise Financial, Inc.	2,326
584	Bank of New York Mellon Corp. (The)	29,130
8	BlackRock, Inc.	6,554
367	Charles Schwab Corp. (The)	25,837
13	CME Group, Inc.	2,626
56	FactSet Research Systems, Inc.	18,828
52	Franklin Resources, Inc.	1,560
59	Goldman Sachs Group, Inc. (The)	20,559
23	Intercontinental Exchange, Inc.	2,707
14	Invesco Ltd.	378
118	Janus Henderson Group PLC	4,058
175	KKR & Co., Inc.	9,902
27	Moody’s Corp.	8,821
19	Morgan Stanley	1,568

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
31	MSCI, Inc.	$15,059
102	Northern Trust Corp.	11,608
37	S&P Global, Inc.	14,444
217	SEI Investments Co.	13,333
380	State Street Corp.	31,901
4	T. Rowe Price Group, Inc.	717
27	Virtus Investment Partners, Inc.	7,383

		229,299

	Chemicals – 0.4%
9	Air Products & Chemicals, Inc.	2,596
20	DuPont de Nemours, Inc.	1,542
8	Ecolab, Inc.	1,793
64	HB Fuller Co.	4,277
42	Innospec, Inc.	4,091
38	Linde PLC	10,862
55	Minerals Technologies, Inc.	4,298
8	PPG Industries, Inc.	1,370
9	Sherwin-Williams Co. (The)	2,465
31	Stepan Co.	4,050

		37,344

	Commercial Services & Supplies – 0.2%
62	Healthcare Services Group, Inc.	1,857
33	MSA Safety, Inc.	5,305
7	Republic Services, Inc.	744
48	Tetra Tech, Inc.	6,126
12	Waste Management, Inc.	1,656

		15,688

	Communications Equipment – 0.4%
32	Arista Networks, Inc.(a)	10,085
78	Ciena Corp.(a)	3,937
400	Cisco Systems, Inc.	20,364
6	F5 Networks, Inc.(a)	1,121
40	Lumentum Holdings, Inc.(a)	3,402

		38,909

	Construction & Engineering – 0.1%
145	AECOM(a)	9,632

	Consumer Finance – 1.1%
711	Ally Financial, Inc.	36,581
143	American Express Co.	21,929
221	Capital One Financial Corp.	32,947
33	Green Dot Corp., Class A(a)	1,510
30	PROG Holdings, Inc.	1,528

		94,495

	Containers & Packaging – 0.1%
48	Ball Corp.	4,494

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – continued
35	International Paper Co.	$2,030
226	O-I Glass, Inc.(a)	3,727

		10,251

	Distributors – 0.0%
27	Genuine Parts Co.	3,374

	Diversified Telecommunication Services – 0.2%
159	AT&T, Inc.	4,994
962	Lumen Technologies, Inc.	12,343

		17,337

	Electric Utilities – 0.4%
93	American Electric Power Co., Inc.	8,250
160	Edison International	9,512
23	Eversource Energy	1,983
43	IDACORP, Inc.	4,407
160	NextEra Energy, Inc.	12,401
22	PPL Corp.	641

		37,194

	Electrical Equipment – 0.3%
18	Acuity Brands, Inc.	3,339
296	Ballard Power Systems, Inc.(a)	6,474
35	Eaton Corp. PLC	5,003
30	Hubbell, Inc.	5,760
27	Rockwell Automation, Inc.	7,135
48	Sunrun, Inc.(a)	2,352

		30,063

	Electronic Equipment, Instruments & Components – 0.6%
18	Amphenol Corp., Class A	1,212
81	Avnet, Inc.	3,558
84	Cognex Corp.	7,234
18	Coherent, Inc.(a)	4,680
22	Corning, Inc.	973
106	Itron, Inc.(a)	9,534
16	Littelfuse, Inc.	4,244
16	Rogers Corp.(a)	3,133
109	TE Connectivity Ltd.	14,657
143	Vishay Intertechnology, Inc.	3,513

		52,738

	Energy Equipment & Services – 0.2%
581	Archrock, Inc.	5,427
80	Baker Hughes Co.	1,606
65	NOV, Inc.(a)	972
521	Schlumberger NV	14,093

		22,098

	Entertainment – 0.8%
25	Activision Blizzard, Inc.	2,280

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – continued
68	Cinemark Holdings, Inc.(a)	$1,442
57	Electronic Arts, Inc.	8,098
36	Netflix, Inc.(a)	18,485
227	Walt Disney Co. (The)(a)	42,226

		72,531

	Food & Staples Retailing – 0.1%
63	BJ’s Wholesale Club Holdings, Inc.(a)	2,814
2	Costco Wholesale Corp.	744
52	Kroger Co. (The)	1,900
199	SpartanNash Co.	3,855
14	Sysco Corp.	1,186
45	Walgreens Boots Alliance, Inc.	2,390

		12,889

	Food Products – 0.3%
50	Campbell Soup Co.	2,387
12	Conagra Brands, Inc.	445
78	Darling Ingredients, Inc.(a)	5,417
36	General Mills, Inc.	2,191
85	Hain Celestial Group, Inc. (The)(a)	3,486
48	Hormel Foods Corp.	2,218
44	Ingredion, Inc.	4,110
11	J.M. Smucker Co. (The)	1,441
16	Kellogg Co.	999
8	McCormick & Co., Inc.	723

		23,417

	Gas Utilities – 0.2%
88	New Jersey Resources Corp.	3,692
50	ONE Gas, Inc.	4,023
97	South Jersey Industries, Inc.	2,401
106	UGI Corp.	4,633

		14,749

	Health Care Equipment & Supplies – 0.7%
42	Abbott Laboratories	5,043
9	Baxter International, Inc.	771
8	Becton Dickinson & Co.	1,991
24	Boston Scientific Corp.(a)	1,046
6	Cooper Cos., Inc. (The)	2,465
15	Danaher Corp.	3,809
11	DENTSPLY SIRONA, Inc.	743
43	Edwards Lifesciences Corp.(a)	4,107
45	Globus Medical, Inc., Class A(a)	3,230
23	Haemonetics Corp.(a)	1,547
43	Hill-Rom Holdings, Inc.	4,739
19	Hologic, Inc.(a)	1,245
14	Intuitive Surgical, Inc.(a)	12,110
31	Medtronic PLC	4,059
105	Meridian Bioscience, Inc.(a)	2,056

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
28	Merit Medical Systems, Inc.(a)	$1,781
23	Penumbra, Inc.(a)	7,038
13	Quidel Corp.(a)	1,362
5	STERIS PLC	1,055
9	Stryker Corp.	2,364

		62,561

	Health Care Providers & Services – 1.4%
16	Amedisys, Inc.(a)	4,318
21	Anthem, Inc.	7,967
107	Centene Corp.(a)	6,606
11	Chemed Corp.	5,243
25	Cigna Corp.	6,225
163	CVS Health Corp.	12,453
42	Encompass Health Corp.	3,564
125	HCA Healthcare, Inc.	25,132
23	Henry Schein, Inc.(a)	1,668
51	Humana, Inc.	22,707
16	Laboratory Corp. of America Holdings(a)	4,254
171	MEDNAX, Inc.(a)	4,501
77	Patterson Cos., Inc.	2,475
27	Quest Diagnostics, Inc.	3,561
24	UnitedHealth Group, Inc.	9,571

		120,245

	Health Care Technology – 0.2%
154	Allscripts Healthcare Solutions, Inc.(a)	2,396
193	Cerner Corp.	14,485

		16,881

	Hotels, Restaurants & Leisure – 1.5%
11	Booking Holdings, Inc.(a)	27,127
3	Chipotle Mexican Grill, Inc.(a)	4,476
41	Dine Brands Global, Inc.(a)	3,963
8	Expedia Group, Inc.(a)	1,410
136	Hilton Worldwide Holdings, Inc.(a)	17,503
50	Jack in the Box, Inc.	6,033
460	MGM Resorts International	18,731
17	Royal Caribbean Cruises Ltd.(a)	1,478
57	Shake Shack, Inc., Class A(a)	6,199
191	Starbucks Corp.	21,868
165	Wendy’s Co. (The)	3,724
195	Yum China Holdings, Inc.	12,269
70	Yum! Brands, Inc.	8,366

		133,147

	Household Durables – 0.3%
133	KB Home	6,414
98	Meritage Homes Corp.(a)	10,426
12	Mohawk Industries, Inc.(a)	2,466

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – continued
179	Taylor Morrison Home Corp.(a)	$5,587

		24,893

	Household Products – 0.3%
5	Clorox Co. (The)	913
186	Colgate-Palmolive Co.	15,010
101	Kimberly-Clark Corp.	13,465

		29,388

	Independent Power & Renewable Electricity Producers – 0.3%
58	AES Corp. (The)	1,614
95	Boralex, Inc., Class A	3,140
141	NextEra Energy Partners LP	10,511
57	Ormat Technologies, Inc.	4,127
85	Sunnova Energy International, Inc.(a)	3,002

		22,394

	Industrial Conglomerates – 0.3%
24	Carlisle Cos., Inc.	4,600
1,272	General Electric Co.	16,689
7	Honeywell International, Inc.	1,561

		22,850

	Insurance – 1.1%
21	Aflac, Inc.	1,128
27	Allstate Corp. (The)	3,424
384	American International Group, Inc.	18,605
49	Chubb Ltd.	8,408
76	First American Financial Corp.	4,902
29	Hanover Insurance Group, Inc. (The)	4,011
108	Hartford Financial Services Group, Inc. (The)	7,124
12	Lincoln National Corp.	769
33	Marsh & McLennan Cos., Inc.	4,478
239	MetLife, Inc.	15,208
46	Prudential Financial, Inc.	4,616
194	Reinsurance Group of America, Inc.	25,323
22	Travelers Cos., Inc. (The)	3,402

		101,398

	Interactive Media & Services – 2.1%
22	Alphabet, Inc., Class A(a)	51,777
24	Alphabet, Inc., Class C(a)	57,843
232	Facebook, Inc., Class A(a)	75,418

		185,038

	Internet & Direct Marketing Retail – 1.5%
154	Alibaba Group Holding Ltd., Sponsored ADR(a)	35,566
17	Amazon.com, Inc.(a)	58,946
488	eBay, Inc.	27,226
7	Etsy, Inc.(a)	1,392

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – continued
529	Qurate Retail, Inc., Class A	$6,295

		129,425

	IT Services – 2.1%
50	Accenture PLC, Class A	14,498
90	Akamai Technologies, Inc.(a)	9,783
117	Automatic Data Processing, Inc.	21,878
35	Cognizant Technology Solutions Corp., Class A	2,814
500	DXC Technology Co.(a)	16,455
139	Fiserv, Inc.(a)	16,697
88	Gartner, Inc.(a)	17,237
72	MasterCard, Inc., Class A	27,508
19	Paychex, Inc.	1,852
10	VeriSign, Inc.(a)	2,188
221	Visa, Inc., Class A	51,617
22	WEX, Inc.(a)	4,515

		187,042

	Leisure Products – 0.0%
100	Callaway Golf Co.	2,895

	Life Sciences Tools & Services – 0.5%
15	Agilent Technologies, Inc.	2,005
16	Bio-Techne Corp.	6,840
52	Illumina, Inc.(a)	20,428
85	NeoGenomics, Inc.(a)	4,164
41	Repligen Corp.(a)	8,680
10	Thermo Fisher Scientific, Inc.	4,702
6	Waters Corp.(a)	1,799

		48,618

	Machinery – 1.6%
54	AGCO Corp.	7,880
126	Caterpillar, Inc.	28,742
30	Chart Industries, Inc.(a)	4,819
51	Cummins, Inc.	12,854
135	Deere & Co.	50,065
9	Illinois Tool Works, Inc.	2,074
74	ITT, Inc.	6,979
94	Kennametal, Inc.	3,775
57	Oshkosh Corp.	7,092
12	Parker-Hannifin Corp.	3,766
15	Proto Labs, Inc.(a)	1,681
67	Terex Corp.	3,148
63	Toro Co. (The)	7,220

		140,095

	Media – 0.9%
4	Cable One, Inc.	7,160
34	Charter Communications, Inc., Class A(a)	22,897
626	Comcast Corp., Class A	35,150

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
93	Discovery, Inc., Series A(a)	$3,503
17	Discovery, Inc., Series C(a)	549
64	Fox Corp., Class A	2,395
51	Interpublic Group of Cos., Inc. (The)	1,619
80	New York Times Co. (The), Class A	3,633
63	News Corp., Class A	1,650
70	Omnicom Group, Inc.	5,758

		84,314

	Metals & Mining – 0.2%
234	Cleveland-Cliffs, Inc.(a)	4,179
131	Commercial Metals Co.	3,828
8	Nucor Corp.	658
56	Reliance Steel & Aluminum Co.	8,977
37	Royal Gold, Inc.	4,139

		21,781

	Multi-Utilities – 0.1%
55	Consolidated Edison, Inc.	4,258
21	DTE Energy Co.	2,940
29	Sempra Energy	3,989
15	WEC Energy Group, Inc.	1,458

		12,645

	Multiline Retail – 0.1%
326	Macy’s, Inc.(a)	5,405
33	Target Corp.	6,840

		12,245

	Oil, Gas & Consumable Fuels – 0.9%
753	APA Corp.	15,060
140	ConocoPhillips	7,160
68	Devon Energy Corp.	1,590
138	Diamondback Energy, Inc.	11,279
323	EOG Resources, Inc.	23,786
135	EQT Corp.(a)	2,578
137	Kinder Morgan, Inc.	2,336
286	Marathon Oil Corp.	3,220
54	ONEOK, Inc.	2,826
426	Southwestern Energy Co.(a)	1,819
39	Valero Energy Corp.	2,884
76	World Fuel Services Corp.	2,351

		76,889

	Paper & Forest Products – 0.1%
98	Louisiana-Pacific Corp.	6,456

	Personal Products – 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	941

	Pharmaceuticals – 0.9%
60	Bristol-Myers Squibb Co.	3,745

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
21	Eli Lilly & Co.	$3,838
32	Jazz Pharmaceuticals PLC(a)	5,261
188	Merck & Co., Inc.	14,006
246	Novartis AG, Sponsored ADR	20,969
82	Novo Nordisk A/S, Sponsored ADR	6,064
27	Perrigo Co. PLC	1,124
144	Pfizer, Inc.	5,566
444	Roche Holding AG, Sponsored ADR	18,075
6	Zoetis, Inc.	1,038

		79,686

	Professional Services – 0.2%
59	Exponent, Inc.	5,683
8	IHS Markit Ltd.	861
22	Insperity, Inc.	1,926
59	Korn Ferry	4,006
36	ManpowerGroup, Inc.	4,352
22	Nielsen Holdings PLC	564

		17,392

	Real Estate Management & Development – 0.2%
106	CBRE Group, Inc., Class A(a)	9,031
30	Jones Lang LaSalle, Inc.(a)	5,638

		14,669

	REITs - Apartments – 0.2%
107	American Campus Communities, Inc.	4,837
70	Camden Property Trust	8,434
24	Equity Residential	1,782

		15,053

	REITs - Diversified – 0.2%
36	American Tower Corp.	9,172
6	Crown Castle International Corp.	1,134
52	CyrusOne, Inc.	3,787
47	Weyerhaeuser Co.	1,822

		15,915

	REITs - Health Care – 0.0%
24	Ventas, Inc.	1,331
9	Welltower, Inc.	675

		2,006

	REITs - Hotels – 0.1%
62	Host Hotels & Resorts, Inc.(a)	1,126
316	Park Hotels & Resorts, Inc.(a)	7,050

		8,176

	REITs - Mortgage – 0.1%
144	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,546

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – 0.2%
4	Boston Properties, Inc.	$437
161	Corporate Office Properties Trust	4,514
183	Douglas Emmett, Inc.	6,138
225	Easterly Government Properties, Inc.	4,822
81	Kilroy Realty Corp.	5,552

		21,463

	REITs - Shopping Centers – 0.1%
427	Brixmor Property Group, Inc.	9,539

	REITs - Storage – 0.0%
13	Iron Mountain, Inc.	522

	REITs - Warehouse/Industrials – 0.1%
61	ProLogis, Inc.	7,108

	Road & Rail – 0.2%
26	CSX Corp.	2,619
28	Norfolk Southern Corp.	7,819
46	Ryder System, Inc.	3,673
22	Union Pacific Corp.	4,886

		18,997

	Semiconductors & Semiconductor Equipment – 1.8%
39	Advanced Micro Devices, Inc.(a)	3,183
18	Analog Devices, Inc.	2,757
27	Applied Materials, Inc.	3,583
57	Cirrus Logic, Inc.(a)	4,241
105	Cree, Inc.(a)	10,439
35	Enphase Energy, Inc.(a)	4,874
134	First Solar, Inc.(a)	10,255
79	Ichor Holdings Ltd.(a)	4,406
150	Intel Corp.	8,629
6	Lam Research Corp.	3,723
25	Micron Technology, Inc.(a)	2,152
100	NVIDIA Corp.	60,038
4	NXP Semiconductors NV	770
163	QUALCOMM, Inc.	22,624
47	Silicon Laboratories, Inc.(a)	6,625
52	Texas Instruments, Inc.	9,387
25	Universal Display Corp.	5,592
8	Xilinx, Inc.	1,024

		164,302

	Software – 2.8%
28	Adobe, Inc.(a)	14,234
28	ANSYS, Inc.(a)	10,239
136	Autodesk, Inc.(a)	39,700
36	Blackbaud, Inc.(a)	2,560
51	Bottomline Technologies, Inc.(a)	2,477
8	Citrix Systems, Inc.	991
16	Fair Isaac Corp.(a)	8,343

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
178	Microsoft Corp.	$44,888
20	NortonLifeLock, Inc.	432
534	Oracle Corp.	40,472
31	Paylocity Holding Corp.(a)	5,990
44	PTC, Inc.(a)	5,761
29	Qualys, Inc.(a)	2,939
131	salesforce.com, Inc.(a)	30,172
51	SPS Commerce, Inc.(a)	5,224
126	Workday, Inc., Class A(a)	31,122

		245,544

	Specialty Retail – 0.8%
100	American Eagle Outfitters, Inc.	3,457
39	Asbury Automotive Group, Inc.(a)	7,746
3	AutoZone, Inc.(a)	4,392
23	Best Buy Co., Inc.	2,674
20	Five Below, Inc.(a)	4,025
13	GameStop Corp., Class A(a)	2,257
52	Gap, Inc. (The)	1,721
59	Home Depot, Inc. (The)	19,097
24	Lithia Motors, Inc., Class A	9,225
10	Lowe’s Cos., Inc.	1,963
28	Monro, Inc.	1,977
12	TJX Cos., Inc. (The)	852
7	Ulta Beauty, Inc.(a)	2,305
39	Williams-Sonoma, Inc.	6,659

		68,350

	Technology Hardware, Storage & Peripherals – 0.4%
918	Hewlett Packard Enterprise Co.	14,707
556	HP, Inc.	18,965
99	NCR Corp.(a)	4,529
13	Seagate Technology PLC	1,207

		39,408

	Textiles, Apparel & Luxury Goods – 0.4%
24	Deckers Outdoor Corp.(a)	8,117
801	Under Armour, Inc., Class A(a)	19,472
62	VF Corp.	5,435
92	Wolverine World Wide, Inc.	3,838

		36,862

	Thrifts & Mortgage Finance – 0.1%
133	Mr. Cooper Group, Inc.(a)	4,586
340	New York Community Bancorp, Inc.	4,066

		8,652

	Trading Companies & Distributors – 0.0%
30	GATX Corp.	2,931

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.2%
28	American Water Works Co., Inc.	$4,368
228	Essential Utilities, Inc.	10,745

		15,113

	Wireless Telecommunication Services – 0.1%
68	Shenandoah Telecommunications Co.	3,214
54	T-Mobile US, Inc.(a)	7,135

		10,349

	Total Common Stocks (Identified Cost $2,678,499)	3,481,699

Principal Amount
Bonds and Notes – 16.9%
	Automotive – 0.3%
$ 14,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	15,658
4,000	Lear Corp., 4.250%, 5/15/2029	4,463
10,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	10,160

		30,281

	Banking – 2.5%
12,000	American Express Co., 3.700%, 8/03/2023	12,864
13,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	13,259
14,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	14,077
11,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	11,967
8,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	8,613
14,000	Citigroup, Inc., 4.600%, 3/09/2026	16,001
5,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	5,138
6,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	6,004
11,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	12,063
12,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	12,812
14,000	KeyCorp, MTN, 2.550%, 10/01/2029	14,365
8,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	8,752
6,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	6,919
13,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	13,836

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 7,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	$7,412
8,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	8,564
10,000	State Street Corp., 2.400%, 1/24/2030	10,243
16,000	Truist Bank, 3.200%, 4/01/2024	17,183
13,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	13,958
11,000	Westpac Banking Corp., 2.350%, 2/19/2025	11,571

		225,601

	Brokerage – 0.3%
14,000	BlackRock, Inc., 2.400%, 4/30/2030	14,426
15,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	14,083

		28,509

	Cable Satellite – 0.2%
14,000	Comcast Corp., 3.000%, 2/01/2024	14,957

	Chemicals – 0.1%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	4,952

	Construction Machinery – 0.3%
17,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	17,119
9,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	9,146

		26,265

	Consumer Cyclical Services – 0.2%
7,000	Amazon.com, Inc., 3.875%, 8/22/2037	8,073
14,000	eBay, Inc., 3.800%, 3/09/2022	14,363

		22,436

	Diversified Manufacturing – 0.1%
4,000	General Electric Co., 4.500%, 3/11/2044	4,549

	Electric – 0.9%
12,000	Duke Energy Corp., 3.750%, 4/15/2024	12,982
16,000	Entergy Corp., 0.900%, 9/15/2025	15,716
8,000	Exelon Corp., 4.050%, 4/15/2030	8,989

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Electric – continued
$ 16,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	$15,824
6,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	6,450
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,269
13,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	14,091

		78,321

	Finance Companies – 0.1%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	6,269

	Financial Other – 0.1%
13,000	ORIX Corp., 2.900%, 7/18/2022	13,379

	Food & Beverage – 0.5%
16,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	16,070
14,000	General Mills, Inc., 4.000%, 4/17/2025	15,509
14,000	Mondelez International, Inc., 2.750%, 4/13/2030	14,457

		46,036

	Government Owned - No Guarantee – 0.4%
22,000	Federal National Mortgage Association, 6.625%, 11/15/2030	31,440

	Health Insurance – 0.3%
12,000	Anthem, Inc., 4.101%, 3/01/2028	13,546
12,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	16,300

		29,846

	Healthcare – 0.5%
3,000	Cigna Corp., 3.750%, 7/15/2023	3,203
8,000	CVS Health Corp., 4.300%, 3/25/2028	9,102
8,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	8,364
12,000	McKesson Corp., 3.950%, 2/16/2028	13,534
8,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	8,319

		42,522

	Independent Energy – 0.1%
13,000	EQT Corp., 3.000%, 10/01/2022	13,236

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Integrated Energy – 0.5%
$ 14,000	BP Capital Markets PLC, 3.814%, 2/10/2024	$15,255
15,000	Exxon Mobil Corp., 2.992%, 3/19/2025	16,150
10,000	Shell International Finance BV, 6.375%, 12/15/2038	14,444

		45,849

	Life Insurance – 0.1%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,718
6,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	6,491

		10,209

	Media Entertainment – 0.1%
8,000	ViacomCBS, Inc., 4.750%, 5/15/2025	9,066

	Midstream – 0.2%
16,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	17,298

	Mortgage Related – 2.0%
8,496	FHLMC, 3.500%, 8/01/2049	9,035
5,752	FNMA, 2.000%, 9/01/2050	5,812
64,543	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	67,025
60,726	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	63,752
20,693	FNMA, 3.500%, with various maturities in 2049(b)	21,998
5,224	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	5,609
5,697	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	6,213

		179,444

	Natural Gas – 0.2%
16,000	NiSource, Inc., 0.950%, 8/15/2025	15,812

	Pharmaceuticals – 0.6%
14,000	AbbVie, Inc., 3.600%, 5/14/2025	15,304
14,000	Amgen, Inc., 2.650%, 5/11/2022	14,308
7,000	Biogen, Inc., 2.250%, 5/01/2030	6,808
16,000	Johnson & Johnson, 1.300%, 9/01/2030	15,145

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Pharmaceuticals – continued
$ 5,000	Viatris, Inc., 3.850%, 6/22/2040, 144A	$5,092

		56,657

	Property & Casualty Insurance – 0.2%
13,000	American International Group, Inc., 3.400%, 6/30/2030	13,893
4,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,228

		18,121

	Railroads – 0.1%
12,000	CSX Corp., 2.600%, 11/01/2026	12,737

	REITs - Office Property – 0.1%
6,000	Boston Properties LP, 2.750%, 10/01/2026	6,378

	REITs - Retail – 0.1%
4,000	Spirit Realty LP, 2.700%, 2/15/2032	3,879
4,000	VEREIT Operating Partnership LP, 3.400%, 1/15/2028	4,327

		8,206

	Restaurants – 0.2%
14,000	Starbucks Corp., 2.250%, 3/12/2030	13,878

	Technology – 1.2%
12,000	Apple, Inc., 2.500%, 2/09/2025	12,778
10,000	Broadcom, Inc., 4.110%, 9/15/2028	11,045
7,000	HP, Inc., 3.000%, 6/17/2027	7,488
8,000	Intel Corp., 2.450%, 11/15/2029	8,241
15,000	International Business Machines Corp., 4.000%, 6/20/2042	17,089
8,000	NVIDIA Corp., 2.850%, 4/01/2030	8,485
13,000	Oracle Corp., 2.950%, 5/15/2025	13,884
15,000	QUALCOMM, Inc., 1.650%, 5/20/2032	14,004
12,000	VMware, Inc., 2.950%, 8/21/2022	12,359

		105,373

	Treasuries – 3.8%
13,000	U.S. Treasury Bond, 2.500%, 5/15/2046	13,547

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$ 31,000	U.S. Treasury Bond, 2.875%, 11/15/2046	$34,598
34,000	U.S. Treasury Bond, 3.000%, 5/15/2045	38,706
19,000	U.S. Treasury Bond, 3.000%, 2/15/2048	21,760
38,000	U.S. Treasury Bond, 3.000%, 2/15/2049	43,669
2,000	U.S. Treasury Bond, 4.375%, 5/15/2041	2,742
4,000	U.S. Treasury Bond, 4.500%, 2/15/2036	5,354
43,000	U.S. Treasury Note, 0.375%, 11/30/2025	42,261
35,000	U.S. Treasury Note, 1.250%, 3/31/2028	34,896
42,000	U.S. Treasury Note, 1.625%, 8/31/2022	42,853
56,000	U.S. Treasury Note, 2.125%, 12/31/2022	57,851

		338,237

	Utility Other – 0.1%
7,000	Essential Utilities, Inc., 4.276%, 5/01/2049	8,028

	Wireless – 0.2%
13,000	Vodafone Group PLC, 6.150%, 2/27/2037	17,508

	Wirelines – 0.3%
7,000	AT&T, Inc., 3.650%, 6/01/2051	6,733
5,000	AT&T, Inc., 5.250%, 3/01/2037	6,086
13,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.298%, 5/15/2025(c)	13,315

		26,134

	Total Bonds and Notes (Identified Cost $1,522,403)	1,507,534

Shares
Exchange-Traded Funds – 5.4%
6,130	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $402,726)	478,692

Affiliated Mutual Funds – 34.7%
41,269	Loomis Sayles Inflation Protected Securities Fund, Class N	491,513
60,688	Loomis Sayles Limited Term Government and Agency Fund, Class N	696,692
66,153	Mirova Global Green Bond Fund, Class N	695,268
32,876	Mirova International Sustainable Equity Fund, Class N	471,771
12,914	WCM Focused Emerging Markets Fund, Institutional Class	259,055

Shares	Description	Value (†)
Affiliated Mutual Funds – continued
18,307	WCM Focused International Growth Fund, Institutional Class	$479,269

	Total Affiliated Mutual Funds (Identified Cost $2,925,161)	3,093,568

Principal Amount
Short-Term Investments – 5.0%
$444,280	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2021 at 0.000% to be repurchased at $444,280 on 5/03/2021 collateralized by $454,100 U.S. Treasury Note, 0.125% due 4/30/2023 valued at $453,710 including accrued interest(d) (Identified Cost $444,280)	444,280

	Total Investments – 101.1% (Identified Cost $7,973,069)	9,005,773
	Other assets less liabilities – (1.1)%	(96,650)

	Net Assets – 100.0%	$8,909,123

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of April 30, 2021 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the value of Rule 144A holdings amounted to $13,844 or 0.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2021, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$386,121	$107,424	$216	$24	$(1,840)	$491,513	$1,887
Loomis Sayles Limited Term Government and Agency Fund, Class N	557,438	143,194	847	12	(3,105)	696,692	1,499
Mirova Global Green Bond Fund, Class N	555,694	154,013	1,256	61	(13,244)	695,268	3,509
Mirova International Sustainable Equity Fund, Class N	385,086	69,304	5,130	1,612	20,899	471,771	4,794
WCM Focused Emerging Markets Fund, Institutional Class	218,309	43,923	4,512	698	637	259,055	—
WCM Focused International Growth Fund, Institutional Class	389,412	65,917	4,317	581	27,676	479,269	—

	$2,492,060	$583,775	$16,278	$2,988	$31,023	$3,093,568	$11,689

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,481,699	$—	$—	$3,481,699
Bonds and Notes*	—	1,507,534	—	1,507,534
Exchange-Traded Funds	478,692	—	—	478,692
Affiliated Mutual Funds	3,093,568	—	—	3,093,568
Short-Term Investments	—	444,280	—	444,280

Total	$7,053,959	$1,951,814	$—	$9,005,773

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2021 (Unaudited)

Equity	58.1%
Fixed Income	38.0
Short-Term Investments	5.0

Total Investments	101.1
Other assets less liabilities	(1.1)

Net Assets	100.0%